Total
Hennessy Cornerstone Growth Fund
HENNESSY CORNERSTONE GROWTH FUND
Investment Objective
The Hennessy Cornerstone Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Growth Fund - USD ($)	Hennessy Cornerstone Growth Fund - Investor Class	Hennessy Cornerstone Growth Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Growth Fund	Hennessy Cornerstone Growth Fund - Investor Class	Hennessy Cornerstone Growth Fund - Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.37%	0.31%
Other Expenses	0.47%	0.31%
Total Annual Fund Operating Expenses	1.36%	1.05%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Cornerstone Growth Fund - Investor Class	138	431	745	1,635
Hennessy Cornerstone Growth Fund - Institutional Class	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund invests in growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Growth Strategy (the “Growth Strategy”). From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the Growth Strategy identifies the 50 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•	Price-to-sales ratio below 1.5

The Growth Strategy uses price-to-sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•	Annual earnings that are higher than the previous year

The Growth Strategy considers improved earnings to be a key indicator of a company’s financial strength.

•	Positive stock price appreciation over the past three-month and six-month periods

The Growth Strategy considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Growth Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Growth Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to

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DOMESTIC EQUITY – HENNESSY CORNERSTONE GROWTH FUND

result in an equal 2% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace up to five of the lowest-performing stocks in the portfolio with new stocks as determined by the Growth Strategy.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each remaining stock in its portfolio on a pro rata basis so that it can purchase each new stock to constitute 2% of its assets.

As of January 31, 2021, the average and median market capitalizations of the stocks held by the Fund were $11.2 billion and $3.8 billion, respectively.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Growth Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Growth Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the consumer discretionary sector, and its performance is therefore tied closely to, and affected by, industry developments. Companies in the consumer discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole.  The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 2000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the

HENNESSY FUNDS	1-800-966-4354
Investor: HFCGX
Institutional: HICGX

Hennessy Cornerstone Growth Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Growth Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Growth Fund, which had the same investment adviser and the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE GROWTH FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 36.11% for the quarter ended June 30, 2020, and the lowest quarterly return was -39.27% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Total Returns - Hennessy Cornerstone Growth Fund	Label	1 Year	5 Years	10 Years
Hennessy Cornerstone Growth Fund - Investor Class	Hennessy Cornerstone Growth Fund – Investor Return before taxes	17.73%	7.18%	9.67%
Hennessy Cornerstone Growth Fund - Investor Class | After Taxes on Distributions	Hennessy Cornerstone Growth Fund – Investor Return after taxes on distributions	17.73%	6.72%	9.43%
Hennessy Cornerstone Growth Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Cornerstone Growth Fund – Investor Return after taxes on distributions and sale of Fund shares	10.49%	5.55%	7.93%
Hennessy Cornerstone Growth Fund - Institutional Class	Hennessy Cornerstone Growth Fund – Institutional Return before taxes	18.08%	7.53%	9.99%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	19.96%	13.26%	11.20%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

Hennessy Focus Fund
HENNESSY FOCUS FUND
Investment Objective
The Hennessy Focus Fund seeks capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Focus Fund - USD ($)	Hennessy Focus Fund - Investor Class	Hennessy Focus Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Focus Fund	Hennessy Focus Fund - Investor Class	Hennessy Focus Fund - Institutional Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.36%	0.24%
Other Expenses	0.46%	0.24%
Total Annual Fund Operating Expenses	1.51%	1.14%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Focus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Focus Fund - Investor Class	154	477	824	1,802
Hennessy Focus Fund - Institutional Class	116	362	628	1,386

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests primarily in domestic companies listed on U.S. national securities exchanges. The Fund may also invest in (i) foreign companies listed on U.S. national securities exchanges, (ii) foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges and, (iii) foreign companies traded on foreign exchanges.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments, and debt instruments.  The Fund invests without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on approximately 20 companies whose valuations in the market are modest, that earn higher than average economic returns, that are well managed, and that have ample opportunity to reinvest excess profits at above-average rates. The Fund’s holdings are conviction-weighted. Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value. Generally, the Portfolio Managers may sell a business for a variety of reasons, including (i) source of funds for what they believe is a superior investment idea, (ii) adverse change in their assessment of a business’s quality, growth, or management, (iii) valuation, or (iv) risk management at the company or portfolio level.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may hold larger than usual cash reserves for extended periods until securities with acceptable valuations become available.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act and employs a concentrated investment strategy. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified, less concentrated

HENNESSY FUNDS	1-800-966-4354
Investor: HFCSX
Institutional: HFCIX

fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.  As of January 31, 2021, approximately 80% of the Fund's assets were invested in its top 10 holdings.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the consumer discretionary, financials, and industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the consumer discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the financials sector may be adversely affected by changes in the regulatory environment, interest rate fluctuations, and other factors. Finally, companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Real Estate Investment Risk: The Fund invests in real estate investments, including real estate investment trusts (REITs), and is therefore subject to risks associated with the real estate market.  Real estate investments are particularly susceptible to economic downturns, changes in regulations, and fluctuating interest rates.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Foreign Securities Risk:  The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that includes securities with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities in which the Fund invests, the Russell Midcap® Growth Index.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”). The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Focus Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY FOCUS FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 29.66% for the quarter ended June 30, 2020, and the lowest quarterly return was -30.24% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Total Returns - Hennessy Focus Fund	Label	1 Year	5 Years	10 Years
Hennessy Focus Fund - Investor Class	Hennessy Focus Fund – Investor Return before taxes	5.49%	10.24%	11.68%
Hennessy Focus Fund - Investor Class | After Taxes on Distributions	Hennessy Focus Fund – Investor Return after taxes on distributions	(1.17%)	7.38%	9.68%
Hennessy Focus Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Focus Fund – Investor Return after taxes on distributions and sale of Fund shares	7.93%	7.90%	9.44%
Hennessy Focus Fund - Institutional Class	Hennessy Focus Fund – Institutional Return before taxes	5.88%	10.65%	12.07%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	20.89%	15.43%	13.79%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	Russell MidCap® Growth Index (reflects no deduction for fees, expenses, or taxes)	35.59%	18.66%	15.04%

We use the Russell Midcap® Growth Index as an additional index because it reflects the performance of investments with market capitalizations and certain other attributes similar to the average market capitalization and attributes of the securities held by the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy Cornerstone Mid Cap 30 Fund
HENNESSY CORNERSTONE MID CAP 30 FUND
Investment Objective
The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Mid Cap 30 Fund - USD ($)	Hennessy Cornerstone Mid Cap 30 Fund - Investor Class	Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Mid Cap 30 Fund	Hennessy Cornerstone Mid Cap 30 Fund - Investor Class	Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.38%	0.27%
Other Expenses	0.48%	0.27%
Total Annual Fund Operating Expenses	1.37%	1.01%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Mid Cap 30 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class	139	434	750	1,646
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap growth-oriented common stocks by utilizing a quantitative formula known as the Cornerstone Mid Cap 30 Formula (the “Mid Cap 30 Formula”). From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations between $1 billion and $10 billion, the Mid Cap 30 Formula identifies the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

•	Price-to-sales ratio below 1.5

The Mid Cap 30 Formula uses price-to-sales as its value criterion because sales figures are more difficult for a company to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

•	Annual earnings that are higher than the previous year

The Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

•	Positive stock price appreciation over the past three-month and six-month periods

The Mid Cap 30 Formula considers stock price appreciation because it is often associated with positive fundamentals, such as strong growth or improving profitability.

The Fund purchases these 30 stocks weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each. Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall. Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or

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DOMESTIC EQUITY – HENNESSY CORNERSTONE MID CAP 30 FUND

decreased to result in an equal 3.33% weighting.  Also, on a monthly basis, the Fund may elect to re-screen the universe of stocks and replace up to three of the lowest-performing stocks in the portfolio with new stocks as determined by the Mid Cap 30 Formula.  If it does so, in addition to selling the lowest-performing stocks, the Fund will sell a portion of each remaining stock in its portfolio on a pro rata basis so that it can purchase each new stock to constitute 3.33% of its assets.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Mid Cap 30 Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Mid Cap 30 Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the consumer discretionary and industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the consumer discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell Midcap® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Mid Cap 30 Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance

HENNESSY FUNDS	1-800-966-4354
Investor: HFMDX
Institutional: HIMDX

may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE MID CAP 30 FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 37.39% for the quarter ended June 30, 2020, and the lowest quarterly return was -37.29% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Total Returns - Hennessy Cornerstone Mid Cap 30 Fund	Label	1 Year	5 Years	10 Years
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class	Hennessy Cornerstone Mid Cap 30 Fund – Investor Return before taxes	23.37%	7.06%	9.69%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | After Taxes on Distributions	Hennessy Cornerstone Mid Cap 30 Fund – Investor Return after taxes on distributions	23.37%	4.75%	8.11%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Cornerstone Mid Cap 30 Fund – Investor Return after taxes on distributions and sale of Fund shares	13.83%	5.17%	7.68%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class	Hennessy Cornerstone Mid Cap 30 Fund – Institutional Return before taxes	23.82%	7.44%	10.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)	17.10%	13.40%	12.41%

We use the Russell Midcap® Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy Cornerstone Large Growth Fund
HENNESSY CORNERSTONE LARGE GROWTH FUND
Investment Objective
The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Large Growth Fund - USD ($)	Hennessy Cornerstone Large Growth Fund - Investor Class	Hennessy Cornerstone Large Growth Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Large Growth Fund	Hennessy Cornerstone Large Growth Fund - Investor Class	Hennessy Cornerstone Large Growth Fund - Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.32%	0.27%
Other Expenses	0.42%	0.27%
Total Annual Fund Operating Expenses	1.31%	1.01%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Large Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Cornerstone Large Growth Fund - Investor Class	133	415	718	1,579
Hennessy Cornerstone Large Growth Fund - Institutional Class	103	322	558	1,236

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company listed on a U.S. national securities exchange, but specifically excludes American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in growth-oriented common stocks of larger companies by utilizing a quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”). Beginning with the investable common stocks of public companies in the S&P Capital IQ Database, the Large Growth Formula identifies the 50 common stocks that meet the following criteria, in the specified order:

1)	Above-average market capitalization

2)	Price-to-cash flow ratio less than the median of the remaining securities

3)	Positive total capital

4)	Highest one-year return on total capital

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund in a given year are experiencing financial difficulty or are out of favor with investors.

HENNESSY FUNDS	1-800-966-4354
Investor: HFLGX
Institutional: HILGX

Growth and Value Investing Risk: Growth and value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Medium-Sized Company Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Large Growth Formula and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the consumer discretionary and industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the consumer discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500® Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE LARGE GROWTH FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 22.43% for the quarter ended June 30, 2020, and the lowest quarterly return was -28.85% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Total Returns - Hennessy Cornerstone Large Growth Fund	Label	1 Year	5 Years	10 Years
Hennessy Cornerstone Large Growth Fund - Investor Class	Hennessy Cornerstone Large Growth Fund – Investor Return before taxes	5.49%	10.46%	10.46%
Hennessy Cornerstone Large Growth Fund - Investor Class | After Taxes on Distributions	Hennessy Cornerstone Large Growth Fund – Investor Return after taxes on distributions	4.22%	8.71%	8.05%
Hennessy Cornerstone Large Growth Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Cornerstone Large Growth Fund – Investor Return after taxes on distributions and sale of Fund shares	4.14%	8.07%	8.08%
Hennessy Cornerstone Large Growth Fund - Institutional Class	Hennessy Cornerstone Large Growth Fund – Institutional Return before taxes	5.77%	10.76%	10.73%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	20.96%	15.60%	14.01%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

WWW.HENNESSYFUNDS.COM
DOMESTIC EQUITY – HENNESSY CORNERSTONE LARGE GROWTH FUND

After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy Cornerstone Value Fund
HENNESSY CORNERSTONE VALUE FUND
Investment Objective
The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Cornerstone Value Fund - USD ($)	Hennessy Cornerstone Value Fund - Investor Class	Hennessy Cornerstone Value Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Cornerstone Value Fund	Hennessy Cornerstone Value Fund - Investor Class	Hennessy Cornerstone Value Fund - Institutional Class
Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.31%	0.34%
Other Expenses	0.41%	0.34%
Total Annual Fund Operating Expenses	1.30%	1.08%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Cornerstone Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Cornerstone Value Fund - Investor Class	132	412	713	1,568
Hennessy Cornerstone Value Fund - Institutional Class	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges. The Fund invests in larger, dividend-paying common stocks by utilizing a quantitative formula known as the Cornerstone Value Strategy (the “Value Strategy”). From the investable common stocks of public companies in the S&P Capital IQ Database, the Value Strategy identifies the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

•	Above-average market capitalization

•	Above-average number of shares outstanding

•	Twelve-month sales that are 50% greater than the average

•	Above-average cash flow

The Fund purchases these 50 stocks weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

As of January 31, 2021, the average and median market capitalizations of the stocks held by the Fund were $107.2 billion and $101.3 billion, respectively.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal

WWW.HENNESSYFUNDS.COM
DOMESTIC EQUITY – HENNESSY CORNERSTONE VALUE FUND

tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Value Investing Risk:  Value securities may perform differently from the market as a whole and may fall out of favor with investors at times. Value securities may remain undervalued, their undervaluation may become more severe, or their perceived undervaluation may actually represent their intrinsic value.

Medium-Sized Companies Risk: The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The industries in which the Fund concentrates its investments at any given time are solely the result of the Value Strategy and may change significantly when the Fund is rebalanced. The Fund is currently substantially invested in the consumer staples and health care industries, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the consumer staples sector may be affected by commodity production and pricing, consumer confidence, spending, and preferences, product cycles, marketing, competition, and government regulation. In particular, the success of consumer staples is often strongly affected by fads and marketing campaigns, as well as government regulations. Companies in the health care sector are subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.

Foreign Securities Risk: The Fund may invest in foreign companies. There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell 1000® Value Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Value Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY CORNERSTONE VALUE FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 15.92% for the quarter ended December 31, 2020, and the lowest quarterly return was -28.40% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Total Returns - Hennessy Cornerstone Value Fund	Label	1 Year	5 Years	10 Years
Hennessy Cornerstone Value Fund - Investor Class	Hennessy Cornerstone Value Fund – Investor Return before taxes	(6.38%)	7.45%	8.20%
Hennessy Cornerstone Value Fund - Investor Class | After Taxes on Distributions	Hennessy Cornerstone Value Fund – Investor Return after taxes on distributions	(6.95%)	5.29%	6.83%
Hennessy Cornerstone Value Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Cornerstone Value Fund – Investor Return after taxes on distributions and sale of Fund shares	(3.38%)	5.63%	6.53%
Hennessy Cornerstone Value Fund - Institutional Class	Hennessy Cornerstone Value Fund – Institutional Return before taxes	(6.20%)	7.70%	8.43%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	2.80%	9.74%	10.50%

We use the Russell 1000® Value Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy Total Return Fund
HENNESSY TOTAL RETURN FUND
Investment Objective
The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Total Return Fund Hennessy Total Return Fund - Investor Class USD ($)
Shareholder Fee, Other	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hennessy Total Return Fund Hennessy Total Return Fund - Investor Class
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.15%
Shareholder Servicing	0.10%
Interest Expense	0.49%
Remaining Other Expenses	0.39%
Other Expenses	0.98%
Total Annual Fund Operating Expenses	1.73%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Total Return Fund | Hennessy Total Return Fund - Investor Class | USD ($)	176	545	939	2,041

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”) and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the 10 Dogs of the Dow stocks in roughly equal dollar amounts and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy that allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically borrows money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. In a review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow Stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review.  At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks
Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Borrowing Risk: The Fund borrows against its investments by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities. Purchasing U.S. Treasury securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had used cash to make purchases. Also, the Fund incurs interest costs when it borrows money, and these costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee, or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds from the reverse repurchase agreement may effectively be restricted pending such decision.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index). For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Total Return Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY TOTAL RETURN FUND CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 9.52% for the quarter ended December 31, 2011, and the lowest quarterly return was -17.87% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Average Annual Total Returns - Hennessy Total Return Fund	Label	1 Year	5 Years	10 Years
Hennessy Total Return Fund - Investor Class	Hennessy Total Return Fund Return before taxes	(4.83%)	6.13%	7.27%
Hennessy Total Return Fund - Investor Class | After Taxes on Distributions	Hennessy Total Return Fund Return after taxes on distributions	(6.62%)	4.52%	5.91%
Hennessy Total Return Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Total Return Fund Return after taxes on distributions and sale of Fund shares	(1.62%)	4.70%	5.75%
75/25 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)	75/25 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)	8.10%	11.40%	9.95%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	9.72%	14.65%	12.97%

We use the 75/25 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy Equity and Income Fund
HENNESSY EQUITY AND INCOME FUND
Investment Objective
The Hennessy Equity and Income Fund seeks long-term capital growth and current income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Equity and Income Fund - USD ($)	Hennessy Equity and Income Fund - Investor Class	Hennessy Equity and Income Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Equity and Income Fund		Hennessy Equity and Income Fund - Investor Class	Hennessy Equity and Income Fund - Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.15%	none
Shareholder Servicing		0.10%	none
Remaining Other Expenses		0.44%	0.32%
Other Expenses		0.54%	0.32%
Acquired Fund Fees and Expenses	[1]	0.07%	0.07%
Total Annual Fund Operating Expenses		1.56%	1.19%
[1]	Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Equity and Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Equity and Income Fund - Investor Class	159	493	850	1,856
Hennessy Equity and Income Fund - Institutional Class	121	378	654	1,443

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategy
The Fund is designed as a balanced fund that seeks income and long-term capital appreciation with reduced volatility of returns.  The Portfolio Managers’ approach places a focus on seeking downside protection.  Under normal circumstances, the Fund will invest up to 70% of its assets in equity securities and its remaining assets in fixed income securities.

The Fund invests primarily in the securities of companies listed on U.S. national securities exchanges, including common stock, preferred stock, convertible securities, and high-quality corporate, agency, and government bonds.  The Fund may also invest in mortgage-backed and asset-backed securities and in foreign securities, including American Depositary Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.  The Fund invests without regard to market capitalization.

EQUITY ALLOCATION

The equity Portfolio Managers utilize a fundamental, value-oriented investment approach, focusing on larger, high-quality companies with demonstrated market dominance, low business risk, and solid long-term growth prospects.  In choosing which securities to purchase, the equity Portfolio Managers give consideration to companies that have shareholder-oriented management, with a history of alignment with shareholder interests through stock incentives, insider buying, and corporate stock buybacks.  Many of the stocks held by the Fund are expected to pay dividends.  Generally, the equity Portfolio Managers may choose to sell a position if it begins to have a significant negative effect on total portfolio value, if they believe it has reached an excessive valuation level, when the company’s fundamentals deteriorate, or when a more attractive candidate is identified through the screening process.

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MULTI-ASSET – HENNESSY EQUITY AND INCOME FUND

FIXED INCOME ALLOCATION

The fixed income Portfolio Managers focus on higher quality, intermediate-term fixed income securities, but they may invest up to 10% of the Fund’s assets in high-yield bonds (commonly known as “junk bonds”).

The fixed income Portfolio Managers continuously analyze and assess the variables that influence bond prices. They use this proprietary approach, which combines economic data and technical factors, to evaluate the probability of interest rate movements in order to manage the duration of the portfolio in an effort to mitigate downside risk and maximize total return.  They purchase and sell securities in accordance with these principles to meet previously identified sector allocations, duration targets, and curve strategies for the fixed income allocation of the Fund.

As of January 31, 2021, the bonds and cash equivalents held in the fixed income allocation of the Fund had a dollar-weighted average effective maturity of 7.1 years.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Debt Investments Risk:  The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  These fluctuations tend to increase in magnitude as a bond’s maturity increases such that a longer-term bond will increase or decrease more significantly with a given change in interest rates than a shorter-term bond.  Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR came under pressure following manipulation allegations, and LIBOR’s administrator intends to discontinue publishing LIBOR. Eliminating LIBOR may adversely affect the value or liquidity of debt securities utilizing LIBOR. Moreover, the discontinuation of LIBOR could have a significant impact on the financial markets in general by adversely affecting the value and liquidity of securities with distributions or interest rates based on LIBOR.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the financials sector, and its performance is therefore affected by industry developments. Companies in the financials sector may be adversely affected by changes in the regulatory environment, interest rate changes, and other factors.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

High-Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may

HENNESSY FUNDS	1-800-966-4354
Investor: HEIFX
Institutional: HEIIX

cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with an index that reflects a broad measure of market performance, the S&P 500® Index, as well as two additional indices that reflect the types of securities in which the Fund invests. The 60/40 Blended Balanced Index and the 70/30 Blended Balanced Index comprise a mix of common stocks and bonds, with (i) 60% or 70%, respectively, common stocks represented by the S&P 500® Index and (ii) 40% or 30%, respectively, bonds represented by the Bloomberg Barclays Intermediate U.S. Government/Credit Index.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the FBR Balanced Fund (the “Predecessor Equity and Income Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Equity and Income Fund, which had the same investment objective and substantially similar investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY EQUITY AND INCOME FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 12.62% for the quarter ended June 30, 2020, and the lowest quarterly return was -14.79% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Total Returns - Hennessy Equity and Income Fund	Label	1 Year	5 Years	10 Years
Hennessy Equity and Income Fund - Investor Class	Hennessy Equity and Income Fund – Investor Return before taxes	8.97%	7.73%	8.09%
Hennessy Equity and Income Fund - Investor Class | After Taxes on Distributions	Hennessy Equity and Income Fund – Investor Return after taxes on distributions	7.33%	5.86%	6.75%
Hennessy Equity and Income Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Equity and Income Fund – Investor Return after taxes on distributions and sale of Fund shares	6.43%	5.84%	6.37%
Hennessy Equity and Income Fund - Institutional Class	Hennessy Equity and Income Fund – Institutional Return before taxes	9.35%	8.14%	8.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
60/40 Blended Balanced Index (reflects no deduction for fees, expenses, or taxes)	60/40 Blended Balanced Index (reflects no deduction for fees, expenses, or taxes)	14.28%	10.76%	9.70%
70/30 Blended Balanced Index (reflects no deduction for fees, expenses, or taxes)	70/30 Blended Balanced Index (reflects no deduction for fees, expenses, or taxes)	15.40%	11.90%	10.77%

We use the 60/40 Blended Balanced Index and the 70/30 Blended Balanced Index as additional indices because they reflect the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Hennessy Balanced Fund
HENNESSY BALANCED FUND
Investment Objective
The Hennessy Balanced Fund seeks a combination of capital appreciation and current income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Balanced Fund Hennessy Balanced Fund - Investor Class USD ($)
Shareholder Fee, Other	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hennessy Balanced Fund Hennessy Balanced Fund - Investor Class
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.15%
Shareholder Servicing	0.10%
Remaining Other Expenses	1.04%
Other Expenses	1.14%
Total Annual Fund Operating Expenses	1.89%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Balanced Fund | Hennessy Balanced Fund - Investor Class | USD ($)	192	594	1,021	2,212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests approximately 50% of its assets in roughly equal dollar amounts in the 10 highest dividend-yielding Dow Jones Industrial Average (“DJIA”) stocks (known as the “Dogs of the Dow”), but limits exposure to market risk and volatility by investing approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year.

The total portfolio is divided into multiple sub-portfolios, each of which uses the Dogs of the Dow strategy. On various dates throughout the year, each of these sub-portfolios is reviewed. During the review, the Investment Manager determines the 10 highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund then purchases those stocks in approximately equal amounts for the sub-portfolio being reviewed. From time to time, the Fund also may purchase an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year for the sub-portfolio being reviewed. On the next date, another sub-portfolio is reviewed in a similar manner.

Regardless of whether they remain in the DJIA or retain the characteristics of Dogs of the Dow stocks, the Fund generally holds the stock investments within each sub-portfolio for one year, at which time the applicable sub-portfolio is up for another review. At the end of the one-year period, the Fund sells any stocks in the applicable sub-portfolio that are no longer Dogs of the Dow stocks and replaces them with stocks that are Dogs of the Dow stocks. Additionally, the Fund may sell a portion of the stocks that remain in the applicable sub-portfolio so that the rebalanced portion of the sub-portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks
Although approximately 50% of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with an investment in the Fund, as there are with any security. The value of your investment will fluctuate over time,and it is possible to lose money.

WWW.HENNESSYFUNDS.COM
MULTI-ASSET – HENNESSY BALANCED FUND

The principal risks of investing in the Fund include the following:

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, regardless of any adverse developments that may arise. This could result in substantial losses to the Fund if, for example, the stocks selected for the Fund’s portfolio in a given year are experiencing financial difficulty or are out of favor with investors.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Balanced Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the DJIA, as well as an additional index that reflects the types of securities in which the Fund invests, the 50/50 Blended DJIA/Treasury Index (which consists of 50% common stocks represented by the DJIA and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year Treasury Note Index).  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the Hennessy Balanced Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Balanced Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Balanced Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY BALANCED FUND CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 6.32% for the quarter ended December 31, 2020, and the lowest quarterly return was -12.19% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Average Annual Total Returns - Hennessy Balanced Fund	Label	1 Year	5 Years	10 Years
Hennessy Balanced Fund - Investor Class	Hennessy Balanced Fund Return before taxes	(2.98%)	4.73%	4.80%
Hennessy Balanced Fund - Investor Class | After Taxes on Distributions	Hennessy Balanced Fund Return after taxes on distributions	(3.21%)	3.45%	3.88%
Hennessy Balanced Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Balanced Fund Return after taxes on distributions and sale of Fund shares	(1.62%)	3.61%	3.74%
Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	9.72%	14.65%	12.97%
50/50 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)	50/50 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses, or taxes)	6.67%	8.28%	7.05%

We use the 50/50 Blended DJIA/Treasury Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy BP Energy Fund
HENNESSY BP ENERGY FUND
Investment Objective
The Hennessy BP Energy Fund seeks total return.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy BP Energy Fund - USD ($)	Hennessy BP Energy Fund - Investor Class	Hennessy BP Energy Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy BP Energy Fund	Hennessy BP Energy Fund - Investor Class	Hennessy BP Energy Fund - Institutional Class
Management Fees	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	1.09%	0.76%
Other Expenses	1.19%	0.76%
Total Annual Fund Operating Expenses	2.59%	2.01%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy BP Energy Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy BP Energy Fund - Investor Class	262	805	1,375	2,925
Hennessy BP Energy Fund - Institutional Class	204	630	1,083	2,338

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies operating in the United States in a capacity related to the supply, transportation, production, transmission, or demand of energy, also known as the energy value chain. Primary categories of the energy value chain include the following:

•
Energy Companies (Supply-side oriented) – Companies across the energy supply chain spectrum, including upstream, midstream, and downstream energy companies of various energy sources such as natural gas, crude oil, refined products, coal, and electricity, as well as companies that provide services to oil and gas companies.

•
Industrial Companies – Energy-intensive chemical, metal, industrial, and manufacturing companies and engineering and construction companies that the Portfolio Managers expect to benefit from growing U.S. energy production and lower feedstock costs relative to global costs.

•
Infrastructure Companies – Companies that design, manufacture, install, own, operate, or service equipment or assets that enable the connectivity of energy supply and demand or provide technology and engineering solutions to industrial, commercial, and consumer markets. Examples include (1) a manufacturer of liquefied natural gas products for locomotives powered by natural gas, (2) a manufacturer of engines that primarily use natural gas and alternative fuels to power school buses and refuse collection trucks, and (3) a specialty energy infrastructure contractor that provides engineering, procurement, and construction services to the oil, gas, refinery, petrochemical, and power industries.

•	Transportation and Logistics Companies – Companies that provide solutions for transportation and logistics to the U.S. manufacturing industry, such as trucking, railroads, and airlines.

HENNESSY FUNDS	1-800-966-4354
Investor: HNRGX
Institutional: HNRIX

The Fund invests primarily in common stocks and invests without regard to market capitalization. The Fund may also invest up to 25% of its total assets in securities of energy-related master limited partnerships (“MLPs”).

In addition to the principal strategies discussed above, the Fund may also invest in preferred stocks, warrants, options, equity-like instruments, and debt instruments. Furthermore,  the Fund may invest up to 25% of its total assets in high-quality debt securities, preferred stock, and convertible securities of energy renaissance companies, except that with respect to up to 10% of its total assets the Fund may invest in high-yield debt securities, preferred shares, and convertible securities (commonly referred to as “junk securities”). Energy renaissance companies are companies operating in a capacity related to the supply, transportation, storage, refining and intense end use of energy, which can also be described as companies operating across the entire spectrum of the energy value chain.

The Portfolio Managers use a proprietary research and investment process that involves fundamental and quantitative analysis of various macroeconomic and commodity price and other factors to select the Fund’s investments and determine the weighting of each investment. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund concentrates its investments in the energy industry, and its performance is therefore tied closely to, and affected by, industry developments. Energy companies may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

MLP Risk: Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099.

MLP Tax Risk: A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and

WWW.HENNESSYFUNDS.COM
SECTOR & SPECIALTY – HENNESSY BP ENERGY FUND

the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by the such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of each shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so the shareholder may be required to recognize a capital gain when the shareholder sells shares.

RIC Qualification Risk: To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification, and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of the Fund’s total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were recharacterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as a corporation and would become subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution, and the amount of the Fund’s distributions.

Liquidity Risk: The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or the Fund may be forced to sell an illiquid asset to meet redemption requests or other cash needs and may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one and five years and since inception compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the S&P 500® Energy Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus. The Fund is the successor to the BP Capital TwinLine Energy Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine Energy Fund”), pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine Energy Fund. The Predecessor BP TwinLine Energy Fund was managed by BP Capital Fund Advisors, LLC, and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY BP ENERGY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 49.76% for the quarter ended June 30, 2020, and the lowest quarterly return was -59.88% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Total Returns - Hennessy BP Energy Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Hennessy BP Energy Fund - Investor Class	Hennessy BP Energy Fund – Investor Return before taxes	(25.72%)	(4.66%)	(7.42%)	Dec. 31, 2013
Hennessy BP Energy Fund - Investor Class | After Taxes on Distributions	Hennessy BP Energy Fund – Investor Return after taxes on distributions	(25.72%)	(4.66%)	(7.55%)
Hennessy BP Energy Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy BP Energy Fund – Investor Return after taxes on distributions and sale of Fund shares	(15.23%)	(3.47%)	(5.33%)
Hennessy BP Energy Fund - Institutional Class	Hennessy BP Energy Fund – Institutional Return before taxes	(25.63%)	(4.42%)	(7.21%)	Dec. 31, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	12.92%	Dec. 31, 2013
S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Energy Index (reflects no deduction for fees, expenses, or taxes)	(33.68%)	(5.20%)	(8.02%)	Dec. 31, 2013

Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.
We use the S&P 500® Energy Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy BP Midstream Fund
HENNESSY BP MIDSTREAM FUND
Investment Objective
The Hennessy BP Midstream Fund seeks capital appreciation through distribution growth and current income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy BP Midstream Fund - USD ($)	Hennessy BP Midstream Fund - Investor Class	Hennessy BP Midstream Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy BP Midstream Fund		Hennessy BP Midstream Fund - Investor Class	Hennessy BP Midstream Fund - Institutional Class
Management Fees		1.10%	1.10%
Distribution and Service (12b-1) Fees		0.15%	none
Shareholder Servicing		0.10%	none
Franchise and Income Tax Expenses	[1]	0.02%	0.02%
Remaining Other Expenses		0.75%	0.67%
Other Expenses		0.87%	0.69%
Total Annual Fund Operating Expenses		2.12%	1.79%
Expense Reimbursement	[2]	(0.34%)	(0.26%)
After Expense Reimbursement		1.78%	1.53%
[1]	Includes state franchise taxes and federal and state income tax expenses, including deferred tax expenses (benefits). The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the Fund’s potential tax expense (benefit) if it were to recognize the unrealized gains (losses) in its portfolio. Such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments, and general market conditions, and any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year. While the Fund’s deferred income tax expense (benefit) for the prior fiscal year was zero, the Fund could accrue a deferred income tax expense (benefit) in the future that could significantly impact the Fund’s annual fund operating expenses and subsequently its net asset value.
[2]	The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 1.75% and 1.50% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. The contractual arrangement will continue until February 28, 2022, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy BP Midstream Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy BP Midstream Fund - Investor Class	181	631	1,108	2,425
Hennessy BP Midstream Fund - Institutional Class	156	538	945	2,084

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in midstream energy infrastructure companies. An issuer is considered to be a midstream energy infrastructure company if it owns and operates assets used in energy logistics, including, without limitation, assets used in transporting, storing, gathering, processing, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, or electricity, or provides energy-related equipment and services. The Fund invests primarily in master limited partnerships (“MLPs”) and common stocks without regard to market capitalization.  In addition to the aforementioned principal strategies, the Fund may also invest in preferred stocks, warrants, options, equity-like instruments, and debt instruments.

In selecting investments for the Fund, the Portfolio Managers combine a top-down deductive reasoning approach with a detailed bottom-up analysis of individual companies that have

HENNESSY FUNDS	1-800-966-4354
Investor: HMSFX
Institutional: HMSIX

exposure to the trends identified. The Portfolio Managers may sell all or a portion of a position of the Fund’s portfolio holding for a number of reasons, including (1) the issuer’s fundamentals deteriorating, (2) the parameters established for the security’s profits or losses being realized, or (3) the Fund requiring cash to meet redemption requests.

The Fund is non-diversified under the Investment Company Act and under Subchapter M of the Code. Accordingly, the Fund typically invests a greater portion of its assets, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. In addition, as a “C” corporation, the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund concentrates its investments in the energy industry, and its performance is therefore tied closely to, and affected by, industry developments. Energy companies may be adversely affected by fluctuations in commodity prices, reduced supply or demand of energy commodities, the disruption of energy supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on energy assets.

Non-Diversification Risk: The Fund is non-diversified under the Investment Company Act and employs a concentrated investment strategy. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified, less concentrated fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.  As of January 31, 2021, approximately 80% of the Fund's assets were invested in its top 10 holdings.

Tax Risks: Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike most open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the tax rate applicable to corporations (currently 21%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders.

MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes. This would require the MLP to pay U.S. federal income tax, excise tax, or another form of tax on its taxable income, thereby reducing the amount of cash available for distribution by the MLP and potentially causing any distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value of the Fund’s shares. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund are taxed at ordinary income rates, and a shareholder may receive a corrected Form 1099. Furthermore, because the MLP itself does not pay federal income tax, its income or loss is allocated to its shareholders, including the Fund, regardless of whether the shareholders receive any cash payment from the MLP.

Tax Estimation/NAV Risk. In calculating the Fund’s net asset value, the Fund will account for its current taxes and deferred tax liability or asset balances. The Fund will accrue a deferred income tax liability balance, at the then-effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund from the companies in which it invests that are considered to be return of capital and for any net operating gains. Any deferred tax liability balance reduces the Fund’s net asset value. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value.

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SECTOR & SPECIALTY – HENNESSY BP MIDSTREAM FUND

MLP Risk: Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods when interest rates are rising, these investments may not provide attractive returns.

Dividend Distribution Risk: The Fund’s dividend distribution policy is intended to provide consistent distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the companies in which it invests, without offset for the expenses of the Fund. The amount of the Fund’s distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital and any special cash payments received to offset distribution reductions resulting from restructurings. Furthermore, the Fund’s total distribution payment amount may be derived from net income, net profit from the sale of securities, or other capital sources (the latter of which represents a return of capital). A return of capital occurs when some or all of the money that a shareholder invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Shareholders should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. For certain securities held by the Fund, such as MLP units, the percentages attributed to each category (net income, net profit from sale, and other capital sources) are estimated using historical information because the character of the amounts received from such entities is unknown until after the end of the calendar year.

Cash Flow Risk: The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by such companies depends upon the amount of cash generated by such companies’ operations. Cash available for distribution may vary widely from quarter to quarter and will be affected by various factors affecting each company’s operations. The Fund periodically will distribute more than its income and net realized capital gains, which means a portion of a shareholder’s distribution would be a return of capital. A return of capital distribution reduces the basis of a shareholder’s shares so a shareholder may be required to recognize a capital gain when the shareholder sells shares.

Medium-Sized Company Risk: The Fund invests in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Liquidity Risk: MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like. This may also adversely affect the Fund’s ability to remit dividend payments to shareholders.

Market and Equity Investments Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Temporary Defensive Positions Risk: From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political other conditions. To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective. For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one and five years and since inception compare with those of an index that reflects a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Alerian US Midstream Energy Index. For additional information on these indices, please see “Descriptions of Indices” on page 68

HENNESSY FUNDS	1-800-966-4354
Investor: HMSFX
Institutional: HMSIX

of this Prospectus. The Fund is the successor to the BP Capital TwinLine MLP Fund, a series of Professionally Managed Portfolios (the “Predecessor BP TwinLine MLP Fund”), pursuant to a reorganization that took place on October 26, 2018. The performance information provided for the periods on or prior to October 26, 2018, is historical information for the Predecessor BP TwinLine MLP Fund. The Predecessor BP TwinLine MLP Fund was managed by BP Capital Fund Advisors, LLC and had a substantially similar investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY BP MIDSTREAM FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 37.93% for the quarter ended June 30, 2020, and the lowest quarterly return was -53.24% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Total Returns - Hennessy BP Midstream Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Hennessy BP Midstream Fund - Investor Class	Hennessy BP Midstream Fund - Investor Returns before taxes	(31.28%)	(6.91%)	(7.94%)	Dec. 31, 2013
Hennessy BP Midstream Fund - Investor Class | After Taxes on Distributions	Hennessy BP Midstream Fund - Investor Return after taxes on distributions	(31.28%)	(6.98%)	(7.99%)	Dec. 31, 2013
Hennessy BP Midstream Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy BP Midstream Fund - Investor Return after taxes on distributions and sale of Fund shares	(18.52%)	(5.08%)	(5.67%)	Dec. 31, 2013
Hennessy BP Midstream Fund - Institutional Class	Hennessy BP Midstream Fund - Institutional Returns before taxes	(31.06%)	(6.67%)	(7.71%)	Dec. 31, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	12.92%	Dec. 31, 2013
Alerian US Midstream Energy Index (reflects no deduction for fees, expenses, or taxes)	Alerian US Midstream Energy Index (reflects no deduction for fees, expenses, or taxes)	(24.96%)	(0.57%)	(4.89%)	Dec. 31, 2013

Prior to the reorganization that took place on October 26, 2018, Investor Class shares of the Fund were subject to a sales charge (load) on purchases. In connection with the reorganization, performance information has been restated to reflect the removal of the sales load.
The after-tax returns are calculated using the highest historical individual stated federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The Fund’s primary index has changed from the Alerian MLP Index to the Alerian US Midstream Energy Index, which better reflects the underlying holdings of the Fund. Each such index comprises energy infrastructure companies that earn a majority of their cash flows from midstream activities involving energy commodities. The Alerian US Midstream Energy Index includes a diverse range of energy companies, and the Alerian MLP Index focuses solely on master limited partnerships. The average annual total returns of the Alerian MLP Index for the one-year, five-year, and since inception periods ended December 31, 2020, were -28.69%, -5.95%, and -8.92%, respectively.

Hennessy Gas Utility Fund
HENNESSY GAS UTILITY FUND
Investment Objective
The Hennessy Gas Utility Fund seeks income and capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Gas Utility Fund - USD ($)	Hennessy Gas Utility Fund - Investor Class	Hennessy Gas Utility Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Gas Utility Fund	Hennessy Gas Utility Fund - Investor Class	Hennessy Gas Utility Fund - Institutional Class
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.37%	0.30%
Other Expenses	0.47%	0.30%
Total Annual Fund Operating Expenses	1.02%	0.70%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Gas Utility Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Gas Utility Fund - Investor Class	104	325	563	1,248
Hennessy Gas Utility Fund - Institutional Class	72	224	390	871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategy
The Fund may invest in any company whose securities are listed on a U.S. national securities exchange and in any foreign company through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund intends to provide investment results that replicate the performance of the American Gas Association Stock Index (the “AGA Stock Index”).  The AGA Stock Index is maintained by the American Gas Association, a national trade association of natural gas distribution companies, and is licensed exclusively to the Investment Manager for use as an investment strategy. Calculated monthly, the AGA Stock Index consists of all publicly traded member companies of the American Gas Association, which include natural gas distribution, gas pipeline, diversified gas, and combination gas and electric companies.  The stocks included in the Fund are chosen solely on the basis of their inclusion in the AGA Stock Index.

Under normal circumstances, the Fund intends to invest at least 85% of its net assets in the common stock of companies that have natural gas distribution and transmission operations, and no attempt is made to actively manage the Fund’s portfolio by using economic, financial, or market analysis.  The adverse financial situation of a company will not result in its elimination from the Fund’s portfolio unless the company is removed from the AGA Stock Index.  The percentage of the Fund’s assets invested in the stock of a particular company is approximately the same as the percentage weighting of such company in the AGA Stock Index.  The percentage weighting of each company in the AGA Stock Index is an amount equal to such company’s market capitalization multiplied by the percentage of such company’s assets devoted to natural gas distribution and transmission.  The latter component of this calculation is used to recognize the natural gas distribution and transmission component of the company’s asset base.

There is no predetermined acceptable range of the difference between the total return of the AGA Stock Index and the total return of the Fund.  Any difference is likely the result of various expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, as well as

HENNESSY FUNDS	1-800-966-4354
Investor: GASFX
Institutional: HGASX

subscription and redemption activity.  On the other hand, the Fund does attempt to achieve a correlation of monthly returns with the AGA Stock Index of approximately 95% or better.  A correlation of 100% would mean the total return of the Fund’s assets would increase and decrease at exactly the same rate as the total return of the AGA Stock Index.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund concentrates its investments in the natural gas and transmission industry, and its performance is therefore tied closely to, and affected by, industry developments. Natural gas companies may be adversely affected by fluctuations in natural gas prices, reduced supply or demand of natural gas, the disruption of natural gas supplies transported on interstate pipelines, depletion of reserves, extreme weather or environmental hazards, accidents or other operating issues, changes in the regulatory environment, slowdowns in new construction, rising interest rates, and terrorist threats on natural gas assets.

Index Tracking Risk:  While the Fund seeks to track the performance of the AGA Stock Index as closely as possible, the Fund’s return may not always be able to match or achieve a high correlation due to factors such as the expenses incurred by the Fund, such as management fees, transaction costs, and other operating expenses, that are not incurred by the AGA Stock Index and the possibility that the Fund may experience significant subscriptions or redemptions.  In addition, the Fund may not be fully invested at all times as a result of cash flows into the Fund or reserves of cash that are maintained in order to cover operating expenses and meet redemption requests.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index reflecting a broad measure of market performance, the S&P 500® Index, as well as an additional index that reflects the market sector in which the Fund invests, the AGA Stock Index.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the FBR Gas Utility Index Fund (the “Predecessor Gas Utility Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Gas Utility Fund, which had the same investment objective and same investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY GAS UTILITY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 14.07% for the quarter ended March 31, 2019, and the lowest quarterly return was -19.09% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Total Returns - Hennessy Gas Utility Fund	Label	1 Year	5 Years	10 Years
Hennessy Gas Utility Fund - Investor Class	Hennessy Gas Utility Fund - Investor Returns before taxes	(9.32%)	6.43%	8.89%
Hennessy Gas Utility Fund - Investor Class | After Taxes on Distributions	Hennessy Gas Utility Fund - Investor Return after taxes on distributions	(11.49%)	4.70%	7.46%
Hennessy Gas Utility Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Gas Utility Fund - Investor Return after taxes on distributions and sale of Fund shares	(3.98%)	5.01%	7.18%
Hennessy Gas Utility Fund - Institutional Class	Hennessy Gas Utility Fund - Institutional Returns before taxes	(9.04%)	6.70%	9.03%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
AGA Stock Index (reflects no deduction for fees, expenses, or taxes)	AGA Stock Index (reflects no deduction for fees, expenses, or taxes)	(8.25%)	7.75%	9.83%

We use the AGA Stock Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return before taxes” or “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

The inception date of the Fund’s Institutional Class shares is March 1, 2017. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, the Fund’s Institutional Class shares.

Hennessy Japan Fund
HENNESSY JAPAN FUND
Investment Objective
The Hennessy Japan Fund seeks long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Japan Fund - USD ($)	Hennessy Japan Fund - Investor Class	Hennessy Japan Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Japan Fund	Hennessy Japan Fund - Investor Class	Hennessy Japan Fund - Institutional Class
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.38%	0.24%
Other Expenses	0.48%	0.24%
Total Annual Fund Operating Expenses	1.43%	1.04%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Japan Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Japan Fund - Investor Class	146	452	782	1,713
Hennessy Japan Fund - Institutional Class	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of Japanese companies.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan.  The Fund’s equity investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds. The Fund’s investments also may include investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.  The Fund invests in companies regardless of market capitalization. As of January 31, 2021, the average market capitalization of the stocks held by the Fund was $42.3 billion.

While the Fund is considered a diversified mutual fund, it employs a relatively concentrated investment strategy and may hold securities of fewer issuers than other diversified funds.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for companies that they identify as having strong businesses and management, trading at attractive prices.  The Portfolio Managers limit the portfolio to what they consider to be their best ideas and maintain a concentrated number of holdings. The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money.

WWW.HENNESSYFUNDS.COM
SECTOR & SPECIALTY – HENNESSY JAPAN FUND

The principal risks of investing in the Fund include the following:

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the consumer discretionary, consumer staples, and industrials sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the consumer discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the consumer staples sector may be affected by commodity production and pricing, consumer confidence, spending, and preferences, product cycles, marketing, competition, and government regulation. In particular, the success of consumer staples is often strongly affected by fads and marketing campaigns, as well as government regulations. Finally, companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Investment Company Securities Risk: When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the Russell/Nomura Total Market™ Index and the Tokyo Stock Price Index (TOPIX). For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the Hennessy

HENNESSY FUNDS	1-800-966-4354
Investor: HJPNX
Institutional: HJPIX

Japan Fund, a series of Hennessy SPARX Funds Trust (the “Predecessor Japan Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund.  The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY JAPAN FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 20.72% for the quarter ended June 30, 2020, and the lowest quarterly return was -16.19% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses.
Average Annual Total Returns - Hennessy Japan Fund	Label	1 Year	5 Years	10 Years
Hennessy Japan Fund - Investor Class	Hennessy Japan Fund – Investor Returns before taxes	25.52%	15.25%	13.25%
Hennessy Japan Fund - Investor Class | After Taxes on Distributions	Hennessy Japan Fund – Investor Return after taxes on distributions	25.52%	15.30%	13.28%
Hennessy Japan Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Japan Fund – Investor Return after taxes on distributions and sale of Fund shares	15.11%	12.38%	11.21%
Hennessy Japan Fund - Institutional Class	Hennessy Japan Fund – Institutional Returns before taxes	26.04%	15.72%	13.63%
Russell/Nomura Total Market Index (reflects no deduction for fees, expenses, or taxes)	Russell/Nomura Total Market Index (reflects no deduction for fees, expenses, or taxes)	14.04%	9.01%	7.14%
TOPIX (reflects no deduction for fees, expenses, or taxes)	TOPIX (reflects no deduction for fees, expenses, or taxes)	13.38%	8.82%	7.07%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions” may be higher than its “return before taxes” because it may include a tax benefit due to the capital losses generated by distributions.

Returns are presented in U.S. dollar terms.

Hennessy Japan Small Cap Fund
HENNESSY JAPAN SMALL CAP FUND
Investment Objective
The Hennessy Japan Small Cap Fund seeks long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Japan Small Cap Fund - USD ($)	Hennessy Japan Small Cap Fund - Investor Class	Hennessy Japan Small Cap Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Japan Small Cap Fund	Hennessy Japan Small Cap Fund - Investor Class	Hennessy Japan Small Cap Fund - Institutional Class
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.50%	0.33%
Other Expenses	0.60%	0.33%
Total Annual Fund Operating Expenses	1.55%	1.13%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Japan Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Japan Small Cap Fund - Investor Class	158	490	845	1,845
Hennessy Japan Small Cap Fund - Institutional Class	115	359	622	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of smaller Japanese companies, typically considered to be companies with market capitalizations in the bottom 20% of all publicly traded Japanese companies.  As of December 31, 2020, the bottom 20% of publicly traded Japanese companies had market capitalizations below approximately 341 billion Japanese yen, or the equivalent of $3.3 billion.  This market capitalization range will vary due to market conditions.  The Fund considers a Japanese company to be a company organized under the laws of Japan, for which the principal securities trading market is Japan, or that has a majority of its assets or business in Japan. The Fund’s investments may include common stocks, preferred stocks, warrants and other rights, and securities convertible into or exchangeable for common stocks, such as convertible bonds.  The Fund’s investments also may include investments in Japan real estate investment trusts or other investment companies (including exchange-traded funds, referred to as ETFs) that invest in equity securities of Japanese companies.

Using in-depth analysis and on-site research, the Portfolio Managers focus on stocks with a potential “value gap” by screening for small-cap companies that they identify as having strong businesses and management, trading at attractive prices.  The portfolio is limited to what the Portfolio Managers consider to be their best ideas and is unconstrained by its benchmarks.  The Portfolio Managers typically sell an investment when the reasons for buying it no longer apply, such as when they determine that a company’s prospects have changed, that a company’s stock is fully valued by the market, or that the company is beginning to show deteriorating fundamentals.  They also may sell an investment if it becomes, in their determination, too large of a position in the Fund.

Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time, and it is possible to lose money.

HENNESSY FUNDS	1-800-966-4354
Investor: HJPSX
Institutional: HJSIX

The principal risks of investing in the Fund include the following:

Foreign Securities, Foreign Currency, and Japan-Specific Risk: There are specific risks associated with investing in the securities of foreign companies, including fluctuations in the exchange rates of foreign currencies that impact the U.S. dollar value of a security. The Fund concentrates its investments in the securities of Japanese companies, and the Fund’s performance may be affected by the social, political, and economic conditions in Japan. The Japanese economy has at times in the past been negatively affected by government intervention and protectionism, a deflationary macroeconomic environment, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as a large government debt burden, an aging population, and changes to fiscal, monetary, or trade policies, may affect Japanese markets and the Fund’s performance. Japan’s international trade impacts Japan’s economic growth, and adverse economic conditions in the United States or other trading partners may affect Japan. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, and social instability in those countries.

Industry Concentration Risk: From time to time, the Fund may concentrate its investments in one or more industry sectors. The Fund is currently substantially invested in the consumer discretionary, industrials, and technology sectors, and its performance is therefore tied closely to, and affected by, developments in these industries. Companies in the consumer discretionary sector may be affected by commodity price volatility, consumer preferences, competition, changing demographics, and labor relations. These companies depend heavily on disposable household income and consumer spending, and social trends and marketing campaigns may significantly affect demand for their products. Consumer discretionary companies may also lose value more quickly in periods of economic downturns because their products are viewed as nonessential luxury items. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, environmental liabilities, and product liability. Finally, technology companies face intense competition and may be subject to extensive regulatory requirements. They may have limited product lines, markets, financial resources, or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates.

Small-Sized and Medium-Sized Companies Risk:  The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Investment Company Securities Risk:  When the Fund invests in another investment company (including an ETF), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by the other investment company’s losses and the level of risk arising from its investment practices (such as the use of leverage). The Fund has no control over the risks taken by the other investment company.

ETF Risk: In addition to risks generally associated with investments in investment company securities, investments in ETFs are subject to the following additional risks that do not apply to non-ETFs: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; and (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Tokyo Stock Price Index (TOPIX), as well as an additional index that reflects the types of securities in which the Fund invests, the Russell/Nomura Small Cap™ Index. For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the Hennessy Japan Small Cap Fund, a series of Hennessy SPARX Funds Trust

WWW.HENNESSYFUNDS.COM
SECTOR & SPECIALTY – HENNESSY JAPAN SMALL CAP FUND

(the “Predecessor Japan Small Cap Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Japan Small Cap Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future. Updated performance information is available at www.hennessyfunds.com.

HENNESSY JAPAN SMALL CAP FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.35% for the quarter ended June 30, 2020, and the lowest quarterly return was -23.20% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Total Returns - Hennessy Japan Small Cap Fund	Label	1 Year	5 Years	10 Years
Hennessy Japan Small Cap Fund - Investor Class	Hennessy Japan Small Cap Fund – Investor Returns before taxes	13.43%	14.08%	12.93%
Hennessy Japan Small Cap Fund - Investor Class | After Taxes on Distributions	Hennessy Japan Small Cap Fund – Investor Return after taxes on distributions	13.52%	13.72%	11.22%
Hennessy Japan Small Cap Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Japan Small Cap Fund – Investor Return after taxes on distributions and sale of Fund shares	8.15%	11.36%	10.05%
Hennessy Japan Small Cap Fund - Institutional Class	Hennessy Japan Small Cap Fund – Institutional Returns before taxes	13.88%	14.49%	13.15%
TOPIX (reflects no deduction for fees, expenses, or taxes)	TOPIX (reflects no deduction for fees, expenses, or taxes)	13.38%	8.82%	7.07%
Russell/Nomura Small Cap Index (reflects no deduction for fees, expenses, or taxes)	Russell/Nomura Small Cap™ Index (reflects no deduction for fees, expenses, or taxes)	4.97%	8.20%	8.29%

We use the Russell/Nomura Small Cap™ Index as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.  The Fund’s “return after taxes on distributions” may be higher than its “return before taxes” because it may include a tax benefit due to the capital losses generated by distributions.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Returns are presented in U.S. dollar terms.

Hennessy Large Cap Financial Fund
HENNESSY LARGE CAP FINANCIAL FUND
Investment Objective
The Hennessy Large Cap Financial Fund seeks capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Large Cap Financial Fund - USD ($)	Hennessy Large Cap Financial Fund - Investor Class	Hennessy Large Cap Financial Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Large Cap Financial Fund	Hennessy Large Cap Financial Fund - Investor Class	Hennessy Large Cap Financial Fund - Institutional Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.15%	none
Shareholder Servicing	0.10%	none
Remaining Other Expenses	0.60%	0.55%
Other Expenses	0.70%	0.55%
Total Annual Fund Operating Expenses	1.75%	1.45%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Large Cap Financial Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Large Cap Financial Fund - Investor Class	178	551	949	2,062
Hennessy Large Cap Financial Fund - Institutional Class	148	459	792	1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-cap companies principally engaged in the business of providing financial services, including information technology companies that are primarily engaged in providing products or services to financial services companies.  An issuer is considered principally engaged in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate.  Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, payment processing companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, and real estate investment trusts. The Fund considers a large-cap company to be one that has a market capitalization of $3 billion or more, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies.  The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization drops below $3 billion.

WWW.HENNESSYFUNDS.COM
SECTOR & SPECIALTY – HENNESSY LARGE CAP FINANCIAL FUND

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk: The Fund primarily invests in financial services companies, including information technology companies that concentrate in financial services, and its performance is therefore tied closely to, and affected by, industry developments. Financial services-related companies may be significantly affected by extensive regulatory requirements, changing economic conditions, availability and cost of capital, loan demand and refinancing activity, debt defaults, interest rate changes, competition, and cybersecurity threats and breaches.

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Medium-Sized Companies Risk:  The Fund may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 1000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 1000® Index Financials.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the FBR Large Cap Financial Fund (the “Predecessor Large Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Large Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY LARGE CAP FINANCIAL FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 24.26% for the quarter ended March 31, 2012, and the lowest quarterly return was -25.61% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Total Returns - Hennessy Large Cap Financial Fund	Label	1 Year	5 Years	10 Years
Hennessy Large Cap Financial Fund - Investor Class	Hennessy Large Cap Financial Fund – Investor Returns before taxes	16.55%	12.87%	10.64%
Hennessy Large Cap Financial Fund - Investor Class | After Taxes on Distributions	Hennessy Large Cap Financial Fund – Investor Return after taxes on distributions	16.55%	12.45%	9.85%
Hennessy Large Cap Financial Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Large Cap Financial Fund – Investor Return after taxes on distributions and sale of Fund shares	9.80%	10.22%	8.56%
Hennessy Large Cap Financial Fund - Institutional Class	Hennessy Large Cap Financial Fund – Institutional Returns before taxes	16.92%	13.29%	10.87%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	20.96%	15.60%	14.01%
Russell 1000 Index Financial (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Index Financial (reflects no deduction for fees, expenses, or taxes)	7.23%	13.30%	12.40%

We use the Russell 1000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Hennessy Small Cap Financial Fund
HENNESSY SMALL CAP FINANCIAL FUND
Investment Objective
The Hennessy Small Cap Financial Fund seeks capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Small Cap Financial Fund - USD ($)	Hennessy Small Cap Financial Fund - Investor Class	Hennessy Small Cap Financial Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Small Cap Financial Fund		Hennessy Small Cap Financial Fund - Investor Class	Hennessy Small Cap Financial Fund - Institutional Class
Management Fees		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.15%	none
Shareholder Servicing		0.10%	none
Remaining Other Expenses	[1]	0.51%	0.40%
Other Expenses		0.61%	0.40%
Total Annual Fund Operating Expenses		1.66%	1.30%
[1]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Small Cap Financial Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Small Cap Financial Fund - Investor Class	169	523	902	1,965
Hennessy Small Cap Financial Fund - Institutional Class	132	412	713	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.  The Fund’s investments consist primarily of common stocks.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies principally engaged in the business of providing financial services.  An issuer is considered principally engaged in the business of providing financial services if at least 50% of its assets, gross income, or net profits are committed to, or derived from, financial services activities.  Financial services activities are activities primarily related to consumer and commercial banking, global payments, insurance, securities and investments, specialty finance, and real estate. Investments may include mortgage banking companies, discount brokerage companies, insurance companies, consumer finance companies, savings and loan associations, savings banks, leasing companies, building and loan associations, cooperative banks, commercial banks, investment companies, other depository institutions, companies in the information technology industries that are primarily engaged in providing products or services to the types of companies listed above, and real estate investment trusts.  The Fund considers a small-cap company to be one that has a market capitalization of less than $3 billion, measured at the time of purchase.

When evaluating securities to purchase, the Portfolio Managers generally look for companies that have low price-to-earnings ratios and low price-to-book ratios relative to other financial services companies.  The Portfolio Managers may choose to sell a security if they believe it has reached an excessive valuation level, when the company’s specific metrics or industry fundamentals deteriorate, or if the investment process identifies a potentially superior investment idea. They may also choose to sell a position when the company’s market capitalization rises above $3 billion.

HENNESSY FUNDS	1-800-966-4354
Investor: HSFNX
Institutional: HISFX

The Fund will not invest more than 5% of its total assets in the equity-related securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk:  The Fund concentrates its investments in the financial services industry, and its performance is therefore closely therefore tied closely to, and affected by, industry developments. Financial services companies may be significantly affected by extensive regulatory requirements, changing economic conditions, availability and cost of capital, loan demand and refinancing activity, debt defaults, interest rate changes, competition, and cybersecurity threats and breaches.

Mortgage and Real Estate Investments Risk: Because the Fund focuses on financial services companies that issue mortgages and invest in mortgage-backed securities and other real estate investments, the Fund is subject to risks associated with the real estate market. Mortgages and real estate investments are particularly sensitive to economic downturns, changes in regulations, and fluctuating interest rates. In particular, they are subject to the risk that borrowers default on their loans and the risk that borrowers prepay some or all of the principal owed to the issuer, in each case causing the investments to fail to realize expected returns.

Small-Sized and Medium-Sized Companies Risk: The Fund invests in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Non-Diversification Risk:  The Fund is non-diversified under the Investment Company Act. Accordingly, the Fund typically invests a greater portion of its assets in, and its performance may be affected by, a smaller number of issuers than if it were a diversified fund. Further, the Fund may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Temporary Defensive Positions Risk:  From time to time, the Fund may take temporary defensive positions in response to adverse market, economic, or political conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash or short-term obligations.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of an index that reflects a broad measure of market performance, the Russell 2000® Index, as well as an additional index that reflects the market sector in which the Fund invests, the Russell 2000® Index Financials.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the FBR Small Cap Financial Fund (the “Predecessor Small Cap Financial Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Small Cap Financial Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY SMALL CAP FINANCIAL FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 57.27% for the quarter ended December 31, 2020, and the lowest quarterly return was -38.05% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Total Returns - Hennessy Small Cap Financial Fund	Label	1 Year	5 Years	10 Years
Hennessy Small Cap Financial Fund - Investor Class	Hennessy Small Cap Financial Fund – Investor Return before taxes	2.58%	6.62%	7.60%
Hennessy Small Cap Financial Fund - Investor Class | After Taxes on Distributions	Hennessy Small Cap Financial Fund – Investor Return after taxes on distributions	2.35%	5.10%	6.11%
Hennessy Small Cap Financial Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Small Cap Financial Fund – Investor Return after taxes on distributions and sale of Fund shares	1.68%	5.11%	5.95%
Hennessy Small Cap Financial Fund - Institutional Class	Hennessy Small Cap Financial Fund – Institutional Return before taxes	2.91%	7.00%	7.94%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	19.96%	13.26%	11.20%
Russell 2000 Index Financial (reflects no deduction for fees, expenses, or taxes)	Russell 2000® Index Financials (reflects no deduction for fees, expenses, or taxes)	(1.95%)	8.54%	9.82%

We use the Russell 2000® Index Financials as an additional index because it reflects the performance of investments similar to those of the Fund.

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s “return after taxes on distributions and sale of Fund shares” may be higher than its “return after taxes on distributions” because it may include a tax benefit due to the capital losses generated by the sale of Fund shares.

Hennessy Technology Fund
HENNESSY TECHNOLOGY FUND
Investment Objective
The Hennessy Technology Fund seeks long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hennessy Technology Fund - USD ($)	Hennessy Technology Fund - Investor Class	Hennessy Technology Fund - Institutional Class
Shareholder Fee, Other	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hennessy Technology Fund		Hennessy Technology Fund - Investor Class	Hennessy Technology Fund - Institutional Class
Management Fees		0.74%	0.74%
Distribution and Service (12b-1) Fees		0.15%	none
Shareholder Servicing		0.10%	none
Remaining Other Expenses		2.46%	2.34%
Other Expenses		2.56%	2.34%
Total Annual Fund Operating Expenses		3.45%	3.08%
Expense Reimbursement	[1]	(2.22%)	(2.10%)
After Expense Reimbursement		1.23%	0.98%
[1]	The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund’s investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 0.98% of the average daily net assets of Investor Class and Institutional Class shares of the Fund. The contractual arrangement will continue until February 28, 2022, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and equal to total annual fund operating expenses for the remaining years.  Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Expense Example - Hennessy Technology Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Hennessy Technology Fund - Investor Class	125	852	1,602	3,581
Hennessy Technology Fund - Institutional Class	100	753	1,432	3,245

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 192% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are principally engaged in the research, design, development, manufacturing, or distributing of products or services in the technology industry. Potential investments include, but are not limited to, the following industries: application software, communications equipment, data processing, electronic components and manufacturing services, home entertainment software, internet and direct marketing retailers, internet software and services, IT consulting, semiconductor equipment, systems software, and technology hardware, storage, and distributors.

WWW.HENNESSYFUNDS.COM
SECTOR & SPECIALTY – HENNESSY TECHNOLOGY FUND

From the investable common stocks of public companies in the S&P Capital IQ Database with market capitalizations exceeding $175 million, the portfolio management team identifies approximately 60 stocks (weighted equally by dollar amount) with the following attributes:

•	Sector-leading cash flows and profits

•	History of delivering returns in excess of cost of capital

•	Attractive relative valuation

•	Ability to generate cash

•	Attractive balance sheet risk profile

•	Prospects for sustainable profitability

The universe of stocks is re-screened and the portfolio is rebalanced approximately on a monthly basis.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Industry Concentration Risk:  The Fund concentrates its investments within the information technology sector, and its performance  is therefore tied closely to, and affected by, industry developments. Technology companies face intense competition and may be subject to extensive regulatory requirements.  They may have limited product lines, markets, financial resources, or personnel.  The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Smaller companies may have limited product lines, markets, and financial resources, and their management may be dependent on fewer key individuals.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility or reduced liquidity as a result of political and economic instability or policy and legislative changes in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, political and other events, forecasts for the issuer’s industry, and the value of the issuer’s assets.  The COVID-19 pandemic and efforts to contain its spread may negatively affect the value, volatility, and liquidity of the securities and other assets in which the Fund invests and exacerbate other risks relating to the Fund.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the NASDAQ Composite Index and the S&P 500® Index.  For additional information on these indices, please see “Descriptions of Indices” on page 68 of this Prospectus.  The Fund is the successor to the FBR Technology Fund (the “Predecessor Technology Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Technology Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available at www.hennessyfunds.com.

HENNESSY TECHNOLOGY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 26.01% for the quarter ended June 30, 2020, and the lowest quarterly return was -22.30% for the quarter ended March 31, 2020.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2020)
Performance of the Fund’s Institutional Class shares differs from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Average Annual Total Returns - Hennessy Technology Fund	Label	1 Year	5 Years	10 Years
Hennessy Technology Fund - Investor Class	Hennessy Technology Fund – Investor Return before taxes	32.98%	17.37%	11.42%
Hennessy Technology Fund - Investor Class | After Taxes on Distributions	Hennessy Technology Fund – Investor Return after taxes on distributions	29.39%	15.00%	10.29%
Hennessy Technology Fund - Investor Class | After Taxes on Distributions and Sales	Hennessy Technology Fund – Investor Return after taxes on distributions and sale of Fund shares	20.99%	13.14%	9.05%
Hennessy Technology Fund - Institutional Class	Hennessy Technology Fund – Institutional Return before taxes	33.26%	17.69%	11.72%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	18.40%	15.22%	13.88%
NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)	44.92%	22.12%	18.49%

The after-tax returns are calculated using the highest historical individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.